Performance Management - FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	Aug. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Fund does not have performance information available for a full calendar year.
Performance One Year or Less [Text]	The Fund does not have performance information available for a full calendar year.